Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of operating segments
	For the Year Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Revenue from Online Education Service
Revenue from B2B2C Service	$7,601,430	$4,685,132	$3,540,536
Revenue from B2C Service	657,019	685,568	645,060
Revenue from Technological Development and Operation Service	257,112	266,670	1,172,427
Total	$8,515,561	$5,637,370	$5,358,023

Schedule of revenue from business operation
	For the Year Ended March 31, 2021
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$8,258,449	$257,112	$8,515,561
Cost of revenue and related tax	3,692,683	304,415	3,997,098
Gross profit	$4,565,766	$(47,303)	$4,518,463
Depreciation and amortization	$189,407	$5,832	$195,239
Total capital expenditures	$72,984	$1,252	$74,236
	For the Year Ended March 31, 2020
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,370,700	$266,670	$5,637,370
Cost of revenue and related tax	3,020,735	366,230	3,386,965
Gross profit	$2,349,965	$(99,560)	$2,250,405
Depreciation and amortization	$156,111	$8,831	$164,942
Total capital expenditures	$73,564	$1,477	$75,041
	For the Year Ended March 31, 2019
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,185,596	$1,172,427	$5,358,023
Cost of revenue and related tax	2,418,522	435,857	2,854,379
Gross profit	$1,767,074	$736,570	$2,503,644
Depreciation and amortization	$123,293	$7,731	$131,024
Total capital expenditures	$336,267	$14,017	$350,284

Schedule of total assets
	As of March 31, 2021	As of March 31, 2020
Total assets:
Online Education Service	$16,642,417	$12,353,413
Technological Development and Operation Service	330,904	211,866
Total Assets	$16,973,321	$12,565,279